Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Currency Forward Contracts - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 1,249	$ 644
Derivative instruments, liabilities derivatives	7
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	923	384
Derivative instruments, liabilities derivatives	3
Derivatives not Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	326	$ 260
Derivative instruments, liabilities derivatives	$ 4